Reporting Entity (Details)		6 Months Ended
	Mar. 13, 2018	Jun. 30, 2019 CHF (SFr)	Jun. 30, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	May 01, 2019 SFr / shares
Reporting Entity (Textual)
Share capital of subsidiary			SFr 50,591	SFr 1,650,380
Equity reverse stock split, description	(i) all references in this report to our common shares as of any date prior to March 13, 2018 refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.40 per share (pre-2019 Reverse Share Split)) prior to the 10:1 “reverse share split” effected through the Merger, (ii) all references to the Company’s common shares as of, and after, March 13, 2018 and prior to the Redomestication refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.02 per share (pre-2019 Reverse Share Split)) after the 10:1 “reverse share split” effected through the Merger, (iii) all references to the Company’s common shares as of, and after, the Redomestication on March 18, 2019 refer to the common shares of Auris Medical (Bermuda) (having a par value of CHF 0.02 per share (pre-2019 Reverse Share Split), and (iv) the Company’s common shares after May 1, 2019 the date of the Reverse share split have a nominal value of CHF 0.40.On the annual general assembly of the shareholders held on June 4, 2020, the shareholders agreed to reduce the nominal value of the Company’s common share to CHF 0.01 with effect from June 30, 2020.
Nominal value | SFr / shares							SFr 0.40
Auris Medical AG [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical AG
Principal place of business		Basel
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Auris Medical AG [Member] | Switzerland [Member]
Reporting Entity (Textual)
Share capital of subsidiary		SFr 2,500,000
Otolanum AG [Member]
Reporting Entity (Textual)
Name of subsidiary		Otolanum AG
Principal place of business		Zug
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Otolanum AG [Member] | Switzerland [Member]
Reporting Entity (Textual)
Share capital of subsidiary		SFr 100,000
Auris Medical Inc. [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical Inc.
Principal place of business		Chicago
Country of incorporation		United States
Ownership percentage in subsidiary		100.00%
Auris Medical Inc. [Member] | USD [Member]
Reporting Entity (Textual)
Share capital of subsidiary | $					$ 15,000
Auris Medical Ltd. [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical Ltd.
Principal place of business		Dublin
Country of incorporation		Ireland
Ownership percentage in subsidiary		100.00%
Auris Medical Ltd. [Member] | EUR [Member]
Reporting Entity (Textual)
Share capital of subsidiary | €						€ 100
Zilentin AG [Member]
Reporting Entity (Textual)
Name of subsidiary		Zilentin AG
Principal place of business		Zug
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Zilentin AG [Member] | Switzerland [Member]
Reporting Entity (Textual)
Share capital of subsidiary		SFr 100,000
Subsidiaries Five [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical Pty Ltd
Principal place of business		Collingwood
Country of incorporation		Australia
Ownership percentage in subsidiary		100.00%
Subsidiaries Five [Member] | Australia [Member]
Reporting Entity (Textual)
Share capital of subsidiary | $					$ 100